Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	$ 89,789	$ 185,636
Accounting category amortized cost	31,967	36,652
Book value on the statement of financial position	121,756	222,288
Fair value	121,756	222,288
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	117,484	139,731
Book value on the statement of financial position	117,484	139,731
Fair value	117,484	139,731
Non-Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	8,791	6,524
Book value on the statement of financial position	8,791	6,524
Fair value	8,791	6,524
Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	772	20,361
Book value on the statement of financial position	772	20,361
Fair value	772	20,361
Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	14,496	9,268
Book value on the statement of financial position	14,496	9,268
Fair value	14,496	9,268
Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	7,907	499
Book value on the statement of financial position	7,907	499
Fair value	7,907	499
Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	89,789	185,636
Accounting category amortized cost	0	0
Book value on the statement of financial position	89,789	185,636
Fair value	89,789	185,636
Non current lease debts [Member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	49,358	71,526
Book value on the statement of financial position	49,358	71,526
Fair value	49,358	71,526
Other non current financial liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	20,531	20,030
Book value on the statement of financial position	20,531	20,030
Fair value	20,531	20,030
Current lease debts [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	7,872	8,329
Book value on the statement of financial position	7,872	8,329
Fair value	7,872	8,329
Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	5,088	2,354
Book value on the statement of financial position	5,088	2,354
Fair value	5,088	2,354
Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	21,456	23,762
Book value on the statement of financial position	21,456	23,762
Fair value	21,456	23,762
Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	13,179	13,731
Book value on the statement of financial position	13,179	13,731
Fair value	$ 13,179	$ 13,731